Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (1,545)	$ (600)	$ (779)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	118	4	5
Share based payment	51	100	130
Interest on convertible loans	6
Fair value revaluation of investment in shares	8	17
Fair value revaluation of derivative warrant liability	211	(293)	(118)
Fair value revaluation in convertible notes	25	228	(26)
Change in:
Other current assets	(85)	2	6
Deferred offering costs		(14)	(354)
Employees and payroll-related liabilities	6	2	19
Other payables and accrued expenses	58	17	(15)
Net cash used in operating activities	(1,147)	(537)	(1,132)
Cash flows from investing activities
Proceeds from sale of investment in shares	29
Purchase of property and equipment			(3)
Net cash used in investing activities	29		(3)
Cash flows from financing activities
Proceeds from issuance of convertible notes		249	648
Proceeds from issuance of convertible loan	310
Proceeds from issuance of ordinary shares	266	256
Issuance of ordinary shares and warrants under initial public offering	3,408
Repayment of a convertible loan	(316)
Net cash provided by financing activities	3,668	505	648
Change in cash and cash equivalents	2,550	(32)	(487)
Cash and cash equivalents at the beginning of the year	4	36	523
Cash and cash equivalents at the end of the year	2,554	4	36
Non-cash financing activities:
Issuance of ordinary shares in exchange for patent license (see Note 8a6)	3,000
Conversion of convertible notes into ordinary shares (see Note 11)	225	899
Ordinary shares issued in exchange for securities (see Note 8a2)		54
Reclassification of warrant liability to equity (see Note 10)	316
Conversion of preferred shares into ordinary shares (see note 7)	$ 248